JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.9%
Airlines — 0.5%
Southwest Airlines Co.	1,476	52,577

Auto Components — 0.7%
BorgWarner, Inc.	3,108	75,734

Banks — 7.4%
Citizens Financial Group, Inc.	4,738	89,122
Fifth Third Bancorp	8,296	123,192
First Republic Bank	1,242	102,153
Huntington Bancshares, Inc. (a)	9,304	76,388
M&T Bank Corp.	1,911	197,659
Regions Financial Corp.	7,975	71,532
TCF Financial Corp.	2,839	64,334
Truist Financial Corp.	1,558	48,060
Zions Bancorp NA	2,066	55,276

		827,716

Beverages — 1.5%
Constellation Brands, Inc., Class A	753	108,020
Keurig Dr Pepper, Inc. (a)	2,601	63,121

		171,141

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	2,080	89,963

Capital Markets — 5.7%
Ameriprise Financial, Inc.	1,420	145,542
Northern Trust Corp.	1,868	140,973
Raymond James Financial, Inc. (a)	2,141	135,298
T. Rowe Price Group, Inc.	2,214	216,226

		638,039

Chemicals — 1.2%
Sherwin-Williams Co. (The)	303	139,009

Communications Equipment — 0.3%
CommScope Holding Co., Inc. *	4,142	37,736

Construction Materials — 1.1%
Martin Marietta Materials, Inc.	658	124,552

Containers & Packaging — 3.6%
Ball Corp.	2,004	129,550
Packaging Corp. of America	621	53,894
Silgan Holdings, Inc.	4,383	127,193
Westrock Co.	3,214	90,831

		401,468

Distributors — 0.6%
Genuine Parts Co.	1,059	71,272

Electric Utilities — 4.6%
Edison International	2,670	146,265
Entergy Corp.	1,502	141,185
Xcel Energy, Inc.	3,827	230,767

		518,217

Electrical Equipment — 2.9%
Acuity Brands, Inc.	1,254	107,460
AMETEK, Inc.	1,817	130,860
Hubbell, Inc.	751	86,138

		324,458

Electronic Equipment, Instruments & Components — 4.1%
Amphenol Corp., Class A	1,566	114,145
Arrow Electronics, Inc. *	1,180	61,232
CDW Corp.	1,197	111,667
Keysight Technologies, Inc. *	1,037	86,754
SYNNEX Corp.	1,249	91,270

		465,068

Equity Real Estate Investment Trusts (REITs) — 11.1%
American Campus Communities, Inc.	2,021	56,089
American Homes 4 Rent, Class A	3,827	88,775
AvalonBay Communities, Inc.	1,102	162,226
Boston Properties, Inc.	1,634	150,717
Brixmor Property Group, Inc.	6,387	60,674
Essex Property Trust, Inc.	458	100,881
Federal Realty Investment Trust (a)	1,281	95,564
JBG SMITH Properties	1,794	57,093
Kimco Realty Corp.	5,985	57,871
Outfront Media, Inc.	4,333	58,412
Rayonier, Inc. (a)	4,174	98,293
Regency Centers Corp.	1,411	54,221
Ventas, Inc.	1,303	34,914
Vornado Realty Trust	2,715	98,303
Weyerhaeuser Co.	4,225	71,620

		1,245,653

Food & Staples Retailing — 1.3%
Kroger Co. (The)	3,956	119,158
US Foods Holding Corp. *	1,589	28,150

		147,308

Food Products — 1.0%
Post Holdings, Inc. * (a)	1,400	116,195

Gas Utilities — 1.0%
National Fuel Gas Co. (a)	3,074	114,625

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	1,607	162,419

Health Care Providers & Services — 6.5%
AmerisourceBergen Corp.	1,776	157,136
Cigna Corp.	718	127,236
Henry Schein, Inc. *	1,870	94,451
Humana, Inc.	250	78,605
Laboratory Corp. of America Holdings *	1,115	140,903
Universal Health Services, Inc., Class B	1,323	131,042

		729,373

Household Durables — 1.7%
Mohawk Industries, Inc. *	1,229	93,672
Newell Brands, Inc.	7,693	102,157

		195,829

Household Products — 0.7%
Energizer Holdings, Inc. (a)	2,546	77,020

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	736	92,215

Insurance — 7.2%
Alleghany Corp.	165	90,930
Hartford Financial Services Group, Inc. (The)	3,735	131,617
Lincoln National Corp.	1,738	45,732
Loews Corp.	6,218	216,583
Marsh & McLennan Cos., Inc.	1,255	108,492
Principal Financial Group, Inc.	729	22,835
Progressive Corp. (The)	1,558	115,050
WR Berkley Corp.	1,525	79,564

		810,803

Internet & Direct Marketing Retail — 0.5%
Expedia Group, Inc.	1,016	57,174

IT Services — 0.9%
Jack Henry & Associates, Inc.	640	99,395

Machinery — 5.0%
IDEX Corp.	935	129,142
ITT, Inc.	2,465	111,825
Lincoln Electric Holdings, Inc. (a)	1,620	111,796
Middleby Corp. (The) *	1,618	92,029
Snap-on, Inc. (a)	1,060	115,297

		560,089

Media — 3.5%
Discovery, Inc., Class C *	5,664	99,344
DISH Network Corp., Class A *	2,413	48,236
Liberty Broadband Corp., Class C * (a)	962	106,560
Liberty Media Corp.-Liberty SiriusXM, Class C *	4,396	139,008

		393,148

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc. (a)	2,257	23,132

Multiline Retail — 0.5%
Kohl’s Corp.	2,229	32,528
Nordstrom, Inc. (a)	1,817	27,871

		60,399

Multi-Utilities — 5.7%
CMS Energy Corp.	3,870	227,386
Sempra Energy	1,681	189,940
WEC Energy Group, Inc. (a)	2,504	220,702

		638,028

Oil, Gas & Consumable Fuels — 4.7%
Cabot Oil & Gas Corp. (a)	8,749	150,403
Diamondback Energy, Inc.	4,172	109,298
EQT Corp. (a)	7,838	55,418
Equitrans Midstream Corp. (a)	5,941	29,883
Williams Cos., Inc. (The)	12,684	179,480

		524,482

Personal Products — 0.2%
Coty, Inc., Class A	4,579	23,629

Real Estate Management & Development — 1.5%
CBRE Group, Inc., Class A *	3,386	127,668
Cushman & Wakefield plc *	3,236	37,987

		165,655

Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc.	819	73,427

Software — 1.1%
Synopsys, Inc. *	995	128,204

Specialty Retail — 3.2%
AutoZone, Inc. *	218	184,167
Best Buy Co., Inc.	2,168	123,566
Gap, Inc. (The) (a)	6,733	47,402

		355,135

Textiles, Apparel & Luxury Goods — 1.6%
Carter’s, Inc.	593	38,989
PVH Corp.	1,291	48,601
Ralph Lauren Corp.	1,378	92,059

		179,649

TOTAL COMMON STOCKS (Cost $9,914,178)		10,909,936

SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $304,053)	304,049	304,079

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (b) (c)	118,013	117,990
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c)	29,581	29,581

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $147,599)		147,571

TOTAL SHORT-TERM INVESTMENTS (Cost $451,652)		451,650

Total Investments — 100.9% (Cost $10,365,830)		11,361,586
Liabilities in Excess of Other Assets — (0.9)%		(106,621)

Net Assets — 100.0%		11,254,965

Percentages indicated are based on net assets.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $140,589,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,361,586	$—	$—	$11,361,586

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(a)(b)	$715,289	$1,840,420	$2,251,631	$44	$(43)	$304,079	304,049	$6,277	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(a)(b)	296,060	1,082,000	1,259,999	(18)	(53)	117,990	118,013	3,921	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(a)(b)	58,776	799,502	828,697	—	—	29,581	29,581	594	—

Total	$1,070,125	$3,721,922	$4,340,327	$26	$(96)	$451,650		$10,792	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.